18. Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)
Revenue from rendering of information technology consulting services		$ 492,377		$ 585,615		$ 200,858
Payment to Director of the Company	$ 250,000		$ 334,738		$ 0
Tangible exploration and evaluation assets		415,325		220,765		48,000
Addendum Payments - fees		1,672,988		881,842
Addendum Payments - fees - USD	$ 1,224,040		$ 648,020
Stock Based Compensations		2,337,172		8,035,506		0
Loss on shares-for-debt settlement		$ 157,502		$ 0		$ 0
Issued capital
Issuance of shares on debt settlement, shares | shares	240,000	240,000